UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Queens Road Small Cap Value Fund

	Schedule of Investments
	February 28, 2006 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK
Agricultrual Chemicals- 1.39%
3,753	American Vanguard Corp.	$ 107,749

Apparel, Assecories, & Luxury Goods- 1.95%
1,220	Cherokee, Inc.	47,019
3,550	Stage Stores, Inc.	103,518
		150,537

Application Software - 1.84%
12,780	Intervideo, Inc.*	142,241

Catalog Retail - 0.64%
1,200	Blair Corp.	49,500

Chemicals & Allied Products- 1.90%
2,410	FMC Corp.	146,552

Commerical Printing- 2.22%
3,525	Banta Corp.	171,703

Computer Hardware- 1.74%
3,700	Intergraph Corp.*	134,162

Computer Storage & Peripherals - 1.42%
4,000	Hutchinson Technology, Inc.*	110,040

Construction & Engineering- 1.02%
2,600	Perini Corp.*	79,014

Construction & Farm Machinery- 2.22%
3,026	Oshkosh Truck Corp.	171,665

Data Processing Services- 1.56%
4,700	Intrado, Inc.*	120,602

Distillers & Vintners- 2.45%
7,190	Constellation Brands, Inc. *	189,385

Electric Utilities- 1.84%
4,250	MGE Energy, Inc.	142,460

Electronic Equipment & Instruments- 3.47%
3,985	MTS Systems Corp.	157,487
2,099	Rofin-Sinar Technologies, Inc.*	110,575
		268,062

Environmental Services- 1.77%
6,239	Duratek, Inc.*	136,759

Food Retail- 2.56%
2,175	Arden Group, Inc.	197,599

Footwear-1.13%
3,000	K-Swiss, Inc. Class A	87,540

Gas Utilities- 2.56%
5,000	Piedmont Natural Gas Co, Inc.	123,600
3,300	UGI Corp.	74,085
		197,685

Health Care Distributors & Services- 1.74%
4,220	Owens & Minor, Inc.	134,576

Health Care Facilities- 0..96%
3,382	Amsurg Corp.*	74,099

Home Furnishings- 3.15%
3,000	Dorel Industires, Inc. *	89,820
6,578	Rent A Center, Inc.*	153,531
		243,351

Homebuilding - 1.79%
3,000	Cavco Industries, Inc.*	138,150

Housewares & Specialities- 2.73%
5,257	Lancaster Colony Corp.	211,016

Industrial Conglomerates- 0.21%
500	Standex International Corp.	15,935

Integrated Telecommunication Services 0 .96%
2,302	Commonwealth Telephone Enterprises Inc.	74,308

Life & Health Insurance- 2.32%
12,500	Phoenix Companies	179,375

Multi-line Insurance 0.97%
4,000	Horace Mann Insurance Co.	74,600

National Commerical Banks- 0.35%
1,008	Greater Bay Bancorp	27,115

Natural Gas Distribution- 2.61%
4,480	New Jersey Resources Corp.	201,600

Networking Equipment 1.71%
4,000	Bel Fuse, Inc. Class B	132,440

Oil & Gas Exploration & Production- 1.99%
4,000	Saint Mary Land & Exploration Co.	153,560

Packaged Foods- 3.99%
5,707	Sanderson Farms, Inc.	133,087
6,626	Smithfield Foods, Inc. *	175,125
		308,212

Personal Products- 2.00%
6,664	CCA Industries, Inc.	72,171
4,700	Inter Parfums, Inc.	82,250
		154,421
Property & Casualty Insurance- 2.87%
5,950	CNA Surety Corporation *	103,411
2,185	Commerce Group, Inc.	118,012
		221,423

Reginal Banks- 4.78%
601	Associated Banc - Corp	20,716
2,000	Banner Corp.	64,000
4,500	Colonial Bancgroup, Inc.	112,995
4,500	First Midwest Bancorp, Inc.	151,335
1,001	Southside Bancshares, Inc.	20,130
		369,176

Real Estate Investment Trusts- 0.87%
938	The Macerich Company	67,583

Reinsurance- 2.70%
4,000	Endurance Specialty Holdings Ltd.	126,000
2,700	Platinum Underwriters Holdings Ltd.	82,674
		208,674

Semiconductor and Related Devices 1.08%
3,287	Omnivision Technologies, Inc.*	83,819

Services - Misc. Amusesment & Recreation- 1.89%
4,838	Aztar Corp.*	146,011

Soft Drinks- 1.55%
13,900	National Beverage Corp.*	120,096

Specialty Chemicals- 0.89%
1,625	Albemarle Corp.	68,981

State Commerical Banks- 1.51%
3,150	Central Pacific Financial Corp.	116,550

Thrifts & Mortgage Finance- 3.08%
2,901	Anchor Bank Wisconsin, Inc.	88,335
13,400	Doral Financial Corp.	149,544
		237,879

Tires & Rubber 2.10%
3,800	Bandag, Inc	162,526

Trucking- 4.21%
7,756	Heartland Express	179,396
7,119	Vitran Corp., Inc.*	146,082
		325,478

Wholesale-Apparel, Piece Goods & Notions- 2.34%
7,935	Delta Apparel, Inc.	122,993
3,000	Weyco Group, Inc.	57,840
		180,833

Wireless Telecommunication Services 0.77%
2,066	US Mobility	59,542

Total for Common Stock ($6,651,688)- 91.82%		7,094,584

CASH AND EQUIVALENTS- 7.77%
600,261	First American Prime Obligation Fund Class A	600,261
	(Cost $600,261) - 3.82%**

	Total Investments- 99.59%	7,694,845
	(Cost $ 7,251,949)

	Other Assets Less Liabilities-0.41%	31,661

	Net Assets- 100.00%	$ 7,726,506

* Non-income producing securities.
** Variable Rate Security at February 28, 2006

NOTES TO FINANCIAL STATEMENTS
Queens Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,251,949 amounted to $442,897 which consisted of aggregate gross unrealized appreciation of $729,832 and aggregate gross unrealized depreciation of $(286,935).

Queens Road Value Fund

	Schedule of Investments
	February 28, 2006 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK
Advertising- 0.50%
250	Omnicom Group, Inc.	$ 19,955

Aerospace & Defense- 2.19%
525	Alliant Techsystems, Inc.*	40,121
160	Boeing Co.	11,630
600	United Technologies Corp.	35,100
		86,851
Agricultural Chemicals 1.21%
1,000	Scotts Miracle Gro Co.	47,890

Apparel & Accessories- 2.11%
800	Liz Claiborne, Inc.	28,824
1,000	V.F. Corp.	54,800
		83,624
Apparel Retail- 0.87%
1,400	TJX Companies, Inc.	34,286

Beverages- 1.48%
830	Brown Forman Corporation	58,399

Banks- 6.75%
1,400	Bank of America Corp.	64,190
700	Bok Financial Corp.	32,109
1,650	Fifth Third Bancorp	63,773
2,650	National City Corp.	92,220
235	Wells Fargo & Co.	15,087
		267,379

Broadcasting & Cable TV- 3.25%
490	CBS Corp Class B	11,985
1,290	Comcast Corp. Class A Special Non-voting *	34,508
2,800	Echostar Communications Corp.*	82,236
		128,729

Computer Hardware- 2.15%
2,600	Hewlett-Packard Co. Com	85,306

Computer Storage & Peripherals- 1.80%
100	Lexmark International Group, Inc.*	4,709
2,500	Seagate Technology LLC	66,425
		71,134
Construction Materials- 0.49%
337	Florida Rock Industries, Inc.	19,415

Data Processing Services- 1.68%
2,495	Electronic Data Systems Corp.	66,617

Department Stores- 0.16%
90	Federated Department Stores, Inc.	6,394

Diversified Financial Services- 1.87%
1,600	Citigroup Corp.	74,192

Electric Utilities- 7.23%
1,700	Duke Power Co.	48,280
700	Exelon Corp.	39,977
3,000	Northeast Utilities Service Co.	58,860
1,700	Progress Energy, Inc.	75,446
1,865	Southern Co.	63,466
		286,029

Electromedical & Electrotherapeutic Apparatus- 2.04%
1,500	Medtronic Inc.	80,925

Enviornmental Sciences- 1.39%
1,500	Waste Connections, Inc.*	54,960

Fincancials- Asset Management & Custody Banks- 1.07%
550	T. Rowe Price Associates, Inc.	42,229

General Merchandise Stores- 1.35%
1,950	Dollar Tree Stores, Inc.*	53,469

Health Care Distributors & Services- 1.55%
800	Wellpoint Health Networks, Inc. *	61,432

Health Care Facilities- 2.99%
1,800	Community Health Systems, Inc.*	68,256
1,050	HCA, Inc.	50,295
		118,551

Household Appliances- 0.87%
2,000	Maytag Corp.	34,400

Household Products- 1.69%
1,100	Clorox Co.	67,045

Housewares & Specialties- 0.74%
380	Fortune Brands, Inc.	29,469

Investment Banking & Brokerage- 1.42%
945	Morgan Stanley	56,379

Industrial Conglomerates- 1.73%
2,650	Tyco, Inc.	68,344

Industrial Instruments- 1.76%
1,150	Danaher Corp.	69,667

Industrial Machinery- 1.55%
1,500	Ingersoll-Rand Co.	61,545

Insurance Agents- 2.74%
1,000	Brown & Brown, Inc.	31,270
2,500	Marsh & McLennan Companies, Inc.	77,275
		108,545
Integrated Oil & Gas- 1.50%
1,000	Exxon Mobil Corp.	59,370

Integrated Telecommunication Services- 6.12%
1,290	ALLTEL Corp.	81,464
2,584	American Telephone & Telegraph Corp.	71,293
1,600	Century Telephone Enterprises, Inc.	57,568
900	China Netcom Group Corp.	32,130
		242,455

Leisure Products- 1.38%
2,700	Hasbro, Inc.	54,783

Life & Health Insurance- 6.34%
4,000	Aegon NV	66,000
2,500	Conseco, Inc.*	62,100
1,035	MetLife, Inc.	51,874
1,300	Torchmark Corp.	71,071
		251,045

Movies & Entertainment- 2.82%
3,000	News Corp	48,840
2,500	Time Warner, Inc.	43,275
490	Viacom, Inc. Class B	19,580
		111,695

Multi-Sector Holdings- 1.92%
1,400	Leucadia National Corp.	75,950

Multi-Utilities- 1.46%
1,100	WPS Resources Corp.	57,805

Multi-line Insurance-1.41%
840	American International Group, Inc.	55,742

Networking Equipment- 0.54%
1,000	Motorola, Inc.	21,400

Oil & Gas Exploration & Production- 0.34%
200	Apache Corp.	13,384

Packaged Goods- 1.56%
890	Unilever NV	61,934

Personal Products- 1.59%
1,375	Alberto-Culver Co. Class B	62,796

Pharmaceuticals- 4.89%
1,350	Johnson & Johnson	77,827
1,820	Merck & Co, Inc.	63,445
2,000	Pfizer, Inc.	52,380
		193,652

Property & Casualty Insurance- 1.29%
475	Progressive Corp.	51,038

Publishing- 1.42%
420	Gannett, Inc.	26,107
800	John Wiley & Sons, Inc.	30,120
		56,227

Real Estate Investment Trusts- 1.56%
745	Simon Property Group, Inc.	61,813

Reinsurance- 1.24%
1,100	Renaissancere Holdings Ltd.	49,005

Restaurants- 1.61%
1,825	McDonalds Corp.	63,711

Thrift & Mortgage Finance- 0.22%
160	Federal National Mortgage Association	8,749

Trading Companies & Distributors- 1.31%
700	Grainger W. W., Inc.	51,828

Wireless Telecommunication Services- 1.74%
1,986	America Movil SA DE CV	68,974

Total for Common Stock (Cost 3,631,621)- 98.94%		3,916,515

CASH AND EQUIVALENTS- 0.27%
10,581	First American Prime Obligation Fund Class A	10,581
	(Cost 10,581) - 3.82%**

	Total Investments- 99.20%	3,927,096
	(Cost $ 3,642,202)

	Other Assets Less Liabilities- 0.80%	31,505

	Net Assets- 100.00%	$ 3,958,601

* Non-income producing securities.
** Variable Rate Security at February 28, 2006

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,642,202 amounted to $284,893 which consisted of aggregate gross unrealized appreciation of $362,074 and aggregate gross unrealized depreciation of $(77,181).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 20, 2006

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 20, 2006

* Print the name and title of each signing officer under his or her signature.